Acquisitions - Dreamcatcher (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014
Business Acquisition [Line Items]
Property, plant and equipment, net	$ 657,857	$ 850,597
Broadcast rights	203,422	157,014
Other intangible assets, net	2,240,199	2,397,794
Other	174,178	189,254
Total Assets	9,758,535	11,396,455
Long-term debt	3,452,544	3,490,897
Other obligations	71,776	64,917
Total Liabilities	5,926,813	6,201,024
Dreamcatcher Stations | Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Property, plant and equipment, net	371	999
Broadcast rights	2,748	2,869
Other intangible assets, net	92,970	103,500
Other	111	124
Total Assets	96,200	107,492
Debt due within one year	4,037	4,034
Contracts payable for broadcast rights	3,016	6,552
Long-term debt	14,831	19,880
Other obligations	55	157
Total Liabilities	$ 21,939	$ 30,623